Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Other equity instruments	£ 10,871		£ 9,632
Barclays PLC [member]
Other equity instruments	10,865		9,633
AT1 equity instruments [member] | Barclays PLC [member]
Other equity instruments | $		$ 10,871		$ 9,632
AT1 equity instruments [member] | 7.0% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 0		695
Initial call date	2019
AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 0		711
Initial call date	2019
AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 0		856
Initial call date	2019
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 830		830
Initial call date	2020
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 995		995
Initial call date	2022
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,131		1,131
Initial call date	2022
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,245		1,245
Initial call date	2023
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,925		1,925
Initial call date	2023
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,244		1,244
Initial call date	2024
AT1 equity instruments [member] | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,509		0
Initial call date	2024
AT1 equity instruments [member] | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 996		0
Initial call date	2025
AT1 equity instruments [member] | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 996		£ 0
Initial call date	2025